Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Detailed Information about Contingent Transaction Exposures Gross of Impairment Allowances by Stage (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 6,015,801,395	$ 5,598,081,210
Contingent transaction gross of impairment allowance percentage	100.00%	100.00%
Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 5,756,786,369	$ 5,271,070,925
Contingent transaction gross of impairment allowance percentage	95.69%	94.16%
Guarantees granted [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 186,887,452	$ 267,012,058
Contingent transaction gross of impairment allowance percentage	3.11%	4.77%
Unused agreed commitments [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 72,127,574	$ 59,998,227
Contingent transaction gross of impairment allowance percentage	1.20%	1.07%
Impairments Stage 1 [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 5,945,090,386	$ 5,568,141,812
Contingent transaction gross of impairment allowance percentage	98.83%	99.47%
Impairments Stage 1 [member] | Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 5,686,277,616	$ 5,241,626,497
Impairments Stage 1 [member] | Guarantees granted [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	186,887,452	266,584,511
Impairments Stage 1 [member] | Unused agreed commitments [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	71,925,318	59,930,804
Impairments Stage 2 [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 70,595,618	$ 29,856,805
Contingent transaction gross of impairment allowance percentage	1.17%	0.53%
Impairments Stage 2 [member] | Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 70,393,362	$ 29,361,835
Impairments Stage 2 [member] | Guarantees granted [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance		427,547
Impairments Stage 2 [member] | Unused agreed commitments [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	202,256	67,423
Impairments Stage 3 [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	115,391	82,593
Impairments Stage 3 [member] | Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 115,391	$ 82,593